OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

Right-of-use assets	6,553	4,135
Impairment of right-of-use assets	(387)	—
Right-of-use assets, net	6,166	4,135

Operating lease liabilities - current	2,213	1,367
Operating lease liabilities - non-current	4,569	2,837
Total operating lease liabilities	6,782	4,204

Summary of maturity of operating lease liabilities

US$

2023	1,345
2024	1,134
2025	1,134
2026	850
Total	4,463
Less: imputed interest	(259)
Present value of lease liabilities	4,204